Trade and Other Payables Amounts Falling Due After More than One Year - Summary of Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Contingent Consideration [abstract]
At the beginning of the year	£ 414.7	£ 630.7
Earnouts paid	(130.0)	(120.2)
New acquisitions	9.6	48.6
Revision of estimates taken to goodwill (note 14)	(14.3)	(68.3)
Revaluation of payments due to vendors	1.1	(82.6)
Transfer to disposal group classified as held for sale	(11.5)	0.0
Exchange adjustments	(15.8)	6.5
At end of year	£ 253.8	£ 414.7